ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of VIE's Consolidated Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Net loss	$ (33,904)	$ (93,419)	$ (179,181)
Net cash used in operating activities	(14,916)	(19,774)	(58,570)
Net cash (used in) provided by investing activities	4,440	20,096	(47,166)
Net cash provided by (used in) financing activities	(4,323)	(1,695)	874
AirNet's VIEs
Variable Interest Entity [Line Items]
Net revenues	26,022	24,546	23,759
Net loss	(30,972)	(86,344)	(173,516)
Net cash used in operating activities	(14,813)	(19,100)	(57,474)
Net cash (used in) provided by investing activities	4,440	20,113	(47,149)
Net cash provided by (used in) financing activities	$ (4,323)	$ (1,695)	$ 874